Concentrations	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Risks and Uncertainties [Abstract]
Concentrations

NOTE 11: CONCENTRATIONS

Concentration of Purchase Order Financing

The Company used a third-party financing company for the six months ended June 30, 2018 and 2017, who provided letters of credit to vendors for a fee against the purchase orders received by the Company for sale of products to its customers. The letters of credit were issued to the vendors to manufacture Company’s products pursuant to the purchase orders received by the Company (See NOTE 3).

Concentration of Customers

The Company sold its products to three customers that accounted for approximately 32%, 22% and 21% of the total revenue for the six months ended June 30, 2018. The same three customers accounted for 45%, 24% and 21% of the total accounts receivable balance due to the Company at June 30, 2018.

The Company sold its products to three customers that accounted for approximately 37%, 30% and 14% of total revenue for the six months ended June 30, 2017. The same three customers accounted for 66%, 16% and 0% of the accounts receivable balance due to the Company at June 30, 2017.

Concentration of Suppliers

The Company purchased products from two vendors for the six months ended June 30, 2018 that accounted for approximately 65% and 19% of its cost of goods sold.

The Company purchased products from three vendors for the six months ended June 30, 2017 that accounted for approximately 50%, 33% and 17% of its cost of goods sold.

Concentration of Credit Risk

The Company maintains its cash in bank and financial institution deposits that at times may exceed federally insured limits. The Company has not experienced any losses in such accounts through June 30, 2018. The Company’s bank balances exceeded FDIC insured amounts at times during the six months ended as of June 30, 2018 and 2017, respectively.

Geographic Concentration

Geographical distribution of revenue consisted of the following for the six months ended June 30, 2018 and 2017, respectively, as follows:

	Six Months ended June 30,
REGIONS	2018	2017
Australia	$735,008	$1,152,617
Belgium	55,004	79,629
Canada	214,954	211,433
Japan	-	2,998
New Zealand	-	32,284
Russia	112,102	-
South Korea	388,415	185,916
Sweden	2,311	-
United Kingdom	355,517	324,118
United States of America	6,602,168	4,693,608
Total Net Revenue	$8,465,479	$6,682,603

NOTE 11: CONCENTRATIONS

Concentration of Purchase Order Financing

The Company used a third-party financier for the years ended December 31, 2017 and 2016 who provided letters of credit to vendors for a fee against the purchase orders received by the Company for sale of products to its customers. The letters of credit were issued to the vendors to manufacture Company’s products pursuant to the purchase orders received by the Company (See Note 3).

Concentration of Customers

The Company sold its products to two customers that accounted for approximately 32% and 28% of total revenue for the year ended December 31, 2017. The two customers accounted for 67% and 12% of the total accounts receivable balance due to the Company at December 31, 2017.

The Company sold its products to two customers that accounted for approximately 35% and 34% of total revenue for the year ended December 31, 2016. One of the two customers accounted for 52% of the accounts receivable balance due to the Company at December 31, 2016. One other customer accounted for 20% of the accounts receivable balance due to the Company at December 31, 2016.

Concentration of Suppliers

The Company purchased products from two vendors for the year ended December 31, 2017 that accounted for approximately 47% and 39% of its cost of goods sold.

The Company purchased products from two vendors for the year ended December 31, 2016 that accounted for approximately 47% and 48% of its cost of goods sold.

Concentration of Credit Risk

The Company maintains its cash in bank and financial institution deposits that at times may exceed federally insured limits. The Company has not experienced any losses in such accounts through December 31, 2017. The Company’s bank balances exceeded FDIC insured amounts at times during the years ended as of December 31, 2017 and 2016, respectively.

Geographic Concentration

Geographical distribution of revenue consisted of the following for the years ended December 31, 2017 and 2016, respectively, as follows:

	Year Ended December 31,
REGIONS	2017	2016
Australia	$2,337,393	$1,253,858
Canada	574,719	378,564
Japan	2,970	11,120
New Zealand	81,375	101,901
Russia	-	61,411
South Korea	476,004	142,713
United Kingdom	829,432	504,605
United States of America	9,899,943	6,762,691
Total Net Revenue	$14,201,836	$9,216,863